Consolidated statements of comprehensive income - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net earnings from continuing operations		$ 734	$ 290	$ 1,421	$ 1,018
Items that will be subsequently reclassified to net earnings
Net change in value of publicly-traded and privately-held investments, net of income taxes of nil for the three and six months ended June 30, 2021 and 2020, respectively		3	(4)	0	(7)
Net change in value of derivatives designated as cash flow hedges, net of income taxes of ($15) million and $40 million for the three months ended June 30, 2021 and 2020, respectively, and ($39) million and ($76) million for the six months ended June 30, 2021 and 2020, respectively		39	(111)	104	207
Items that will not be reclassified to net earnings
Actuarial gains (losses) on post-employment benefit plans, net of income taxes of ($154) million and $594 million for the three months ended June 30, 2021 and 2020, respectively, and ($574) million and ($40) million for the six months ended June 30, 2021 and 2020, respectively	[1]	420	(1,621)	1,565	110
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $3 million and $9 million for the three months ended June 30, 2021 and 2020, respectively, and $5 million and ($12) million for the six months ended June 30, 2021 and 2020, respectively		(8)	(24)	(14)	33
Other comprehensive income (loss) from continuing operations		454	(1,760)	1,655	343
Net earnings from discontinued operations attributable to common shareholders		0	4	0	9
Total comprehensive income		1,188	(1,466)	3,076	1,370
Total comprehensive income (loss) attributable to:
Common shareholders		1,139	(1,520)	2,982	1,258
Preferred shareholders		32	34	64	72
Non-controlling interest		17	20	30	40
Total comprehensive income		$ 1,188	$ (1,466)	$ 3,076	$ 1,370
Actuarial assumption of discount rates		3.30%	2.80%	3.30%	2.80%

[1]	The discount rate used to value our post-employment benefit obligations at June 30, 2021 was 3.3% compared to 3.4% at March 31, 2021 and 2.6% at December 31, 2020. The discount rate used to value our post-employment benefit obligations at June 30, 2020 was 2.8% compared to 4.2% at March 31, 2020 and 3.1% at December 31, 2019.